United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/2013

Date of Reporting Period: Quarter ended 07/31/2012

Item 1. Schedule of Investments

Federated Intermediate Corporate Bond Fund
Portfolio of Investments
July 31, 2012 (unaudited)
Principal Amount or Shares			Value
		Asset-Backed Security—0.0%
		Home Equity Loan—0.0%
$3,534	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029 (IDENTIFIED COST $3,532)	$2,981
		Corporate Bonds—95.6%
		Basic Industry - Chemicals—1.7%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,242,017
1,030,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	1,401,822
800,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	854,250
500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	517,961
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,339,288
640,000		RPM International, Inc., 6.50%, 2/15/2018	743,991
860,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	998,358
450,000		Rohm & Haas Co., 6.00%, 9/15/2017	529,782
		TOTAL	7,627,469
		Basic Industry - Metals & Mining—4.6%
500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	552,660
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	1,137,730
1,110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	1,443,888
1,100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	1,112,727
300,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	320,023
930,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	953,003
505,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	519,886
400,000		ArcelorMittal, 6.125%, 6/1/2018	414,137
850,000		ArcelorMittal, Sr. Unsecd. Note, 4.50%, 2/25/2017	842,521
2,500,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	2,423,040
430,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	442,115
150,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	140,500
1,210,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	1,288,285
925,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	925,250
1,430,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,527,955
1,000,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	978,513
1,040,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,102,007
630,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	735,228
2,350,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	2,642,972
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	556,494
		TOTAL	20,058,934
		Basic Industry - Paper—1.3%
500,000		International Paper Co., Bond, 7.30%, 11/15/2039	661,132
1,600,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	2,091,829
650,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	687,671
550,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	639,589
1,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,223,633
227,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	267,680
		TOTAL	5,571,534
		Capital Goods - Aerospace & Defense—0.8%
675,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	767,813
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	342,000
1

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Aerospace & Defense—continued
$1,140,000		Goodrich Corp., 4.875%, 3/1/2020	$1,327,515
630,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	503,558
400,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	424,924
		TOTAL	3,365,810
		Capital Goods - Building Materials—0.8%
300,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	314,500
1,025,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,147,680
1,530,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,835,677
		TOTAL	3,297,857
		Capital Goods - Construction Machinery—0.3%
1,280,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,383,887
		Capital Goods - Diversified Manufacturing—1.4%
615,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	642,409
560,000		Dover Corp., Note, 5.45%, 3/15/2018	666,210
510,000		Harsco Corp., 5.75%, 5/15/2018	571,960
500,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	528,819
544,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 6.50%, 2/13/2013	559,892
550,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	691,488
1,680,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	1,896,014
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 2/15/2067	764,750
		TOTAL	6,321,542
		Capital Goods - Packaging—0.3%
650,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	683,509
385,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	407,427
		TOTAL	1,090,936
		Communications - Media & Cable—0.9%
770,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	932,684
1,520,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,745,776
1,140,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	1,338,502
		TOTAL	4,016,962
		Communications - Media Noncable—1.6%
1,200,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	1,401,329
1,620,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	1,830,600
130,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	134,930
775,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	857,304
800,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	853,734
1,800,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	1,922,803
		TOTAL	7,000,700
		Communications - Telecom Wireless—2.3%
400,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	413,064
750,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	805,540
4,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	4,919,812
1,180,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	1,295,371
1,580,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,614,924
870,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,033,490
		TOTAL	10,082,201
		Communications - Telecom Wirelines—2.1%
1,290,000		Alltel Corp., Deb., 6.50%, 11/1/2013	1,379,274
1,560,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,690,386
2

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Communications - Telecom Wirelines—continued
$1,900,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	$1,961,372
1,500,000	[1,2]	KT Corp., Note, Series 144A, 5.875%, 6/24/2014	1,605,186
910,000		Rogers Communications, Inc., 5.50%, 3/15/2014	975,131
900,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,130,623
410,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	369,950
270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	243,569
		TOTAL	9,355,491
		Consumer Cyclical - Automotive—3.0%
1,000,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	1,050,329
1,200,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	1,215,784
2,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	1,994,038
575,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	611,059
520,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	530,976
1,490,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	1,635,694
3,400,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	3,642,879
990,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	994,409
1,650,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	1,706,455
		TOTAL	13,381,623
		Consumer Cyclical - Entertainment—0.8%
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,762,315
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	621,708
220,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	278,329
600,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	626,144
290,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	314,704
		TOTAL	3,603,200
		Consumer Cyclical - Lodging—1.0%
1,400,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,482,250
1,550,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	1,590,441
1,010,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	1,037,352
420,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	465,239
3,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	3,358
		TOTAL	4,578,640
		Consumer Cyclical - Retailers—0.5%
430,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	462,496
560,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	582,439
317,262	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	342,137
540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	592,486
		TOTAL	1,979,558
		Consumer Cyclical - Services—0.8%
2,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,592,034
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	536,534
400,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	542,793
		TOTAL	3,671,361
		Consumer Non-Cyclical - Food/Beverage—2.4%
800,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	881,797
2,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	2,870,405
1,000,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,093,014
850,000		Kellogg Co., 1.75%, 5/17/2017	865,869
2,010,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	2,161,791
3

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$750,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	$807,133
1,000,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	1,043,116
640,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	649,600
		TOTAL	10,372,725
		Consumer Non-Cyclical - Health Care—0.6%
160,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	203,605
1,700,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,719,694
550,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	669,854
		TOTAL	2,593,153
		Consumer Non-Cyclical - Pharmaceuticals—0.7%
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,338,187
310,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	317,559
1,270,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	1,450,619
		TOTAL	3,106,365
		Consumer Non-Cyclical - Products—0.3%
500,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	532,907
800,000		Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	819,438
		TOTAL	1,352,345
		Consumer Non-Cyclical - Tobacco—0.1%
370,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	426,264
		Energy - Independent—2.3%
430,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	467,145
1,500,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,641,756
170,000		Pemex Project Funding Master, 5.75%, 12/15/2015	190,400
500,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.50%, 6/2/2041	635,000
5,000,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	5,400,000
660,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	795,300
270,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	279,119
460,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	513,942
214,636	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	226,731
		TOTAL	10,149,393
		Energy - Integrated—1.9%
990,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,097,476
680,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	727,815
400,000		BP Capital Markets PLC, Company Guarantee, 5.25%, 11/7/2013	424,304
740,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	969,114
950,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	1,006,440
1,200,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	1,515,781
250,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	256,259
785,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 1.95%, 3/5/2015	798,650
1,315,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 4.30%, 4/1/2022	1,443,391
		TOTAL	8,239,230
		Energy - Oil Field Services—1.1%
350,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	383,410
600,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	781,441
600,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	644,951
490,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	545,388
435,000	[1,2]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.95%, 9/14/2016	449,545
700,000		Weatherford International Ltd., 6.00%, 3/15/2018	805,203
4

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Oil Field Services—continued
$750,000		Weatherford International Ltd., 9.875%, 3/1/2039	$1,093,797
55,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	59,337
		TOTAL	4,763,072
		Energy - Refining—0.7%
410,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	501,595
1,400,000		Valero Energy Corp., 9.375%, 3/15/2019	1,896,684
500,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	527,874
		TOTAL	2,926,153
		Financial Institution - Banking—24.0%
800,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	1,090,374
2,000,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.80%, 9/19/2016	2,143,862
1,550,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,671,802
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,209,137
8,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	8,387,640
205,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	221,598
1,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,100,598
205,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	233,017
3,550,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	4,012,160
1,000,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	1,023,990
1,700,000	[1,2]	Barclays Bank PLC, Series 144A, 9/29/2049	1,559,750
1,180,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,292,373
250,000		Capital One Bank, Sub., 8.80%, 7/15/2019	322,687
1,180,000		Capital One Capital IV, 6.745%, 2/17/2037	1,194,868
680,000		Capital One Capital V, 10.25%, 8/15/2039	707,200
3,500,000		Capital One Capital VI, 8.875%, 5/15/2040	3,578,928
1,450,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	1,599,931
1,000,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	1,059,913
3,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	3,317,115
940,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	1,005,643
710,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	749,069
400,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	425,917
3,080,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	3,243,508
675,000		City National Corp., Note, 5.25%, 9/15/2020	732,909
1,200,000		Credit Suisse AG New York, Sr. Unsecd. Note, 5.50%, 5/1/2014	1,280,720
1,750,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	1,819,017
830,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	886,169
2,510,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	2,621,165
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,280,631
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	1,011,760
4,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	4,929,615
4,100,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	4,289,035
2,000,000		HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012	2,031,146
750,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	767,250
360,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	429,881
5,000,000		JPMorgan Chase & Co., Note, Series 2, 1.65%, 9/30/2013	5,045,180
1,510,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,789,863
1,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,809,273
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	1,175,031
1,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	1,055,908
5

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$1,440,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	$1,433,272
3,360,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	3,331,427
1,680,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	1,711,475
760,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	772,091
600,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	603,797
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	2,040,136
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.625%, 9/23/2019	1,519,574
1,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,464,504
610,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	646,721
2,810,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 4/1/2018	3,011,617
2,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,984,744
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,097,883
160,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	181,743
2,193,709	[1,2,4]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	1,643,000
1,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,747,280
770,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	806,241
440,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	450,522
2,300,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	2,478,303
2,280,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,767,377
122,867	[1,2]	World Financial, Pass Thru Cert., Series 144A, 6.91%, 9/1/2013	125,349
		TOTAL	105,922,689
		Financial Institution - Brokerage—5.4%
1,210,000		BlackRock, Inc., 6.25%, 9/15/2017	1,479,605
1,490,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	1,520,040
1,000,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	1,074,875
550,000		Eaton Vance Corp., 6.50%, 10/2/2017	633,017
900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,163,942
760,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	935,747
3,000,000	[1,2]	FMR LLC, Series 144A, 4.75%, 3/1/2013	3,063,465
2,000,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	2,199,230
885,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	960,497
490,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	507,150
2,140,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	2,370,050
515,000	[1,2]	Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 5/21/2019	547,884
1,370,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	1,461,861
390,000		Nuveen Investments, 5.50%, 9/15/2015	352,950
1,790,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	2,203,826
70,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	73,728
1,200,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	1,315,536
1,830,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	1,942,924
		TOTAL	23,806,327
		Financial Institution - Finance Noncaptive—5.1%
1,840,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	2,331,263
1,500,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	1,551,104
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	3,354,064
1,700,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,927,213
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	2,292,926
1,800,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	2,068,265
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,026,500
6

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Finance Noncaptive—continued
$1,220,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	$1,363,845
500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 4.28%, 12/21/2065	347,500
750,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	764,199
485,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	507,649
500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	559,040
3,300,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	3,383,566
		TOTAL	22,477,134
		Financial Institution - Insurance - Health—0.3%
1,000,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	1,255,891
		Financial Institution - Insurance - Life—5.5%
1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,554,423
1,000,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,290,726
780,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	1,035,777
1,300,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	1,359,777
2,000,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,345,954
430,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	458,882
400,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	444,655
950,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	1,170,978
240,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	248,626
1,000,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	1,118,979
1,790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	2,655,959
1,640,000		MetLife, Inc., 6.75%, 6/1/2016	1,941,194
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	406,000
800,000		MetLife, Inc., Sr. Unsecd. Note, 2.375%, 2/6/2014	817,105
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	762,355
920,000		Prudential Financial, Inc., Series MTN, 5.15%, 1/15/2013	938,485
400,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	481,055
380,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	473,080
3,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	3,280,389
1,150,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	1,373,962
		TOTAL	24,158,361
		Financial Institution - Insurance - P&C—2.3%
630,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	707,583
690,000		CNA Financial Corp., 6.50%, 8/15/2016	784,859
770,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	874,369
130,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	148,997
590,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	720,399
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	685,611
420,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	433,558
220,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	225,961
1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	1,478,611
1,700,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	2,373,404
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	227,091
1,500,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,552,500
		TOTAL	10,212,943
		Financial Institution - REITs—3.0%
640,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	727,088
300,000		AMB Property LP, Series MTN, 6.30%, 6/1/2013	309,641
600,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	624,111
7

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - REITs—continued
$2,000,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	$2,362,516
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	479,601
1,000,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	1,082,161
1,570,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,834,314
425,000		Liberty Property LP, 6.625%, 10/1/2017	501,118
1,120,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	1,383,333
1,310,000		ProLogis, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 8/15/2014	1,449,332
670,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	732,128
1,180,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	1,399,211
370,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	401,526
		TOTAL	13,286,080
		Municipal Services—0.4%
560,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	579,600
965,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,021,694
		TOTAL	1,601,294
		Sovereign—0.7%
1,630,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	1,711,073
425,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	462,488
640,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	942,917
		TOTAL	3,116,478
		Technology—3.7%
350,000		BMC Software, Inc., 7.25%, 6/1/2018	426,544
960,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	987,220
560,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	619,086
1,650,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,984,811
1,600,000		Harris Corp., 5.95%, 12/1/2017	1,879,270
1,220,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.60%, 9/15/2017	1,219,052
1,200,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,252,115
1,760,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.75%, 6/2/2014	1,864,710
250,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	288,491
1,870,000		KLA-Tencor Corp., 6.90%, 5/1/2018	2,251,433
755,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	773,120
455,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	530,267
850,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	922,514
645,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	652,896
450,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	470,541
		TOTAL	16,122,070
		Transportation - Airlines—0.7%
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	501,759
2,460,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	2,719,011
		TOTAL	3,220,770
		Transportation - Railroads—0.1%
523,406		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	626,288
		Transportation - Services—1.6%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	983,080
945,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	1,072,168
1,220,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	1,317,446
2,100,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	2,132,415
515,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	533,573
8

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Transportation - Services—continued
$1,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	$1,058,460
		TOTAL	7,097,142
		Utility - Electric—5.2%
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	521,772
1,090,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,330,632
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	2,759,278
770,000	[1,2]	Electricite de France SA, Series 144A, 5.50%, 1/26/2014	816,754
1,050,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,051,217
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,767,354
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	470,388
280,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	299,522
2,050,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	2,291,596
325,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	355,449
590,656	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	630,874
665,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	720,642
1,630,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	2,148,668
1,830,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	2,669,388
430,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	449,395
535,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	595,372
800,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	886,609
500,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	537,247
380,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	439,702
1,140,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	1,213,582
740,000		Union Electric Co., 6.00%, 4/1/2018	883,836
130,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	131,984
		TOTAL	22,971,261
		Utility - Natural Gas Distributor—0.4%
250,000		Atmos Energy Corp., 8.50%, 3/15/2019	337,292
410,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	465,045
1,035,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	1,133,276
		TOTAL	1,935,613
		Utility - Natural Gas Pipelines—2.9%
740,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	806,244
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	991,431
890,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,022,648
250,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	250,000
2,050,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	2,311,830
1,860,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,276,731
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.00%, 12/15/2013	421,918
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,575,354
730,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	904,288
2,060,000		Williams Partners LP, 5.25%, 3/15/2020	2,380,878
		TOTAL	12,941,322
		TOTAL CORPORATE BONDS (IDENTIFIED COST $385,242,384)	421,068,068
		MUNICIPAL BOND—0.4%
		Municipal Services—0.4%
1,830,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042 (IDENTIFIED COST $1,830,000)	1,882,887
9

Principal Amount or Shares			Value
		Foreign Governments/Agencies—1.0%
		Sovereign—1.0%
$320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	$369,600
1,340,000	[1,2]	State of Qatar, Series 144A, 5.25%, 1/20/2020	1,576,510
1,000,000		Sweden, Government of, 10.25%, 11/1/2015	1,006,267
1,000,000		United Mexican States, Note, 5.625%, 1/15/2017	1,173,500
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,623,196)	4,125,877
		MUTUAL FUND—1.7%
7,477,818	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	7,477,818
		TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $398,176,930)[6]	434,557,631
		OTHER ASSETS AND LIABILITIES - NET—1.3%[7]	5,927,598
		TOTAL NET ASSETS—100%	$440,485,229
At July 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
8U.S. Treasury Bond 30-Year Short Futures	110	$16,613,438	September 2012	$(532,201)
8U.S. Treasury Bond Ultra Long Short Futures	140	$24,150,000	September 2012	$(1,359,846)
8U.S. Treasury Note 2-Year Long Futures	100	$22,060,938	September 2012	$40,541
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,851,506)
The average notional value of long and short futures contracts held by the Fund throughout the period was $22,043,750 and $56,374,531, respectively. This is based on amounts held as of each month-end throughout the period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities amounted to $91,350,660, which represented 20.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, these liquid restricted securities amounted to $88,214,383, which represented 20.0% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	10/5/2020 - 3/24/2010	$1,600,000	$1,762,315
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	3/31/1999 - 9/29/1999	$1,138,408	$1,373,962
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Affiliated holding.
5	7-Day net yield.
6	At July 31, 2012, the cost of investments for federal tax purposes was $398,176,930. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $36,380,701. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $38,033,982 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,653,281.
7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
10

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
11

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$—	$—	$2,981	$2,981
Corporate Bonds	—	419,466,774	1,601,294[1]	421,068,068
Municipal Bond	—	1,882,887	—	1,882,887
Foreign Governments/Agencies	—	4,125,877	—	4,125,877
Mutual Fund	7,477,818	-	—	7,477,818
TOTAL SECURITIES	$7,477,818	$425,475,538	$1,604,275	$434,557,631
OTHER FINANCIAL INSTRUMENTS*	$(1,851,506)	$—	$—	$(1,851,506)
1	Includes $1,408,657 of securities transferred from Level 2 to Level 3 because the Adviser determined that these securities more appropriately meet the definition of Level 3. Transfers shown represent the value of the securities at the beginning of the period.
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
REIT(s)	—Real Estate Investment Trust(s)
12
Federated Short-Term Income Fund
Portfolio of Investments
July 31, 2012 (unaudited)
Principal Amount or Shares			Value
		Adjustable Rate Mortgages—0.4%
		Federal Home Loan Mortgage Corporation—0.1%
$16,976	[1]	FHLMC ARM 390260, 2.565%, 10/01/2030	$17,540
47,520	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	51,744
9,924	[1]	FHLMC ARM 420196, 5.314%, 11/01/2030	10,806
29,788	[1]	FHLMC ARM 606116, 2.135%, 9/1/2019	30,384
814,876	[1]	FHLMC ARM 780443, 2.160%, 3/01/2033	852,888
34,029	[1]	FHLMC ARM 785167, 2.125%, 12/01/2018	34,649
		TOTAL	998,011
		Federal National Mortgage Association—0.3%
42,020	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	45,756
669,684	[1]	FNMA ARM 544843, 2.927%, 10/01/2027	708,262
469,065	[1]	FNMA ARM 544852, 2.967%, 4/01/2028	496,841
682,910	[1]	FNMA ARM 544884, 2.944%, 5/01/2034	726,462
944,034	[1]	FNMA ARM 556379, 1.547%, 5/01/2040	950,223
278,037	[1]	FNMA ARM 556388, 1.547%, 5/01/2040	279,870
1,592,087	[1]	FNMA ARM 618128, 2.390%, 8/01/2033	1,656,605
		TOTAL	4,864,019
		Government National Mortgage Association—0.0%
16,305	[1]	GNMA ARM 8902, 1.625%, 30 Year, 1/20/2022	16,672
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $5,712,341)	5,878,702
		Asset-Backed Securities—37.8%
		Auto Receivables—18.6%
5,000,000	[1,2,3]	Ally Master Owner Trust 2010-1, Class A, 1.999%, 1/15/2015	5,026,939
3,000,000	[1]	Ally Master Owner Trust 2011-3 A1, Class A1, 0.879%, 5/15/2016	3,003,980
5,000,000	[1,2,3]	Ally Master Owner Trust 2012-1, Class D, 3.12%, 2/15/2017	5,030,015
3,000,000	[1,2,3]	Ally Master Owner Trust 2012-3, Class D, 2.596%, 6/15/2017	3,007,566
1,779,000	[1]	Americredit Automobile Receivables Trust 2009-1, Class C, 4.99%, 7/17/2017	1,824,035
5,000,000		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	5,041,375
2,500,000		Americredit Automobile Receivables Trust 2010-3, Class C, 3.34%, 4/8/2016	2,631,088
535,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	550,523
468,821		Americredit Automobile Receivables Trust 2011-2, Class A2, 0.90%, 9/8/2014	469,536
5,000,000		Americredit Automobile Receivables Trust 2011-3, Class C, 2.86%, 1/9/2017	5,170,275
10,000,000	[1]	Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,833,550
2,000,000	[1]	Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	2,029,890
13,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	13,309,725
2,000,000	[1,2,3]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.399%, 9/15/2014	2,003,887
10,000,000	[1]	BMW Vehicle Lease Trust 2012-1, Class A4, 0.93%, 9/21/2015	10,017,950
13,000,000		Bank of American Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	13,267,735
6,375,000		Chrysler Financial Auto Securitization Trust 2010-A, Class B, 1.65%, 11/8/2013	6,390,275
7,500,000	[1]	Chrysler Financial Auto Securitization Trust 2010-A, Class C, 2.00%, 1/8/2014	7,515,554
671,611	[2,3]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	673,072
9,000,000	[2,3]	Ford Credit Auto Lease Trust 2012-A, Class B, 1.61%, 10/15/2016	9,030,465
6,500,000	[1]	Ford Credit Auto Owner Trust 2012-B, Class C, 2.08%, 2/15/2018	6,632,502
10,000,000	[1,2,3]	Ford Credit Floorplan Master Owner Trust 2011-1, Class C, 2.61%, 2/15/2016	10,064,337
5,000,000	[1,2,3]	Ford Credit Floorplan Master Owner Trust 2011-1, Class D, 2.96%, 2/15/2016	5,082,619

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
		Auto Receivables—continued
$5,000,000	[1]	Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	$5,021,844
9,000,000	[1]	Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	9,042,975
10,000,000	[1,2,3]	Huntington Auto Trust 2011-1A, Class D, 3.520%, 6/15/2018	10,314,550
4,000,000		Huntington Auto Trust 2012-1 , Class D, 2.85%, 12/17/2018	4,051,140
5,600,000	[1,2,3]	Hyundai Auto Lease Securitization Trust 2011-A, Class A3, 1.020%, 8/15/2014	5,644,156
6,000,000		Hyundai Auto Receivables Trust 2011-B, Class D, 3.51%, 11/15/2017	6,325,350
6,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	6,129,690
6,000,000	[1,2,3]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.248%, 9/20/2016	5,904,228
2,000,000	[2,3]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	2,062,302
9,000,000	[1,2,3]	Mercedes-Benz Auto Lease Trust 2011-A, Class A4, 1.45%, 10/17/2016	9,061,785
236,497		Mercedes-Benz Auto Receivables 2009-1, Class A3, 1.67%, 1/15/2014	237,581
5,073,000	[1,2,3]	Navistar Financial 2012-A Owner Trust, Class D, 3.29%, 1/18/2019	5,098,695
5,000,000	[1,2,3]	Navistar Financial Dealer Note Master Trust 2009-1, Class C, 6.246%, 10/26/2015	5,051,382
8,120,000	[1,2,3]	Navistar Financial Dealer Note Master Trust 2011-1, Class C, 2.746%, 10/25/2016	8,228,110
2,000,000		Nissan Auto Lease Trust 2011-A, Class A4, 1.24%, 4/17/2017	2,019,690
2,250,000	[1,2,3]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.399%, 1/15/2015	2,260,739
3,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2011-1 A, Class A4, 1.57%, 11/20/2017	3,007,845
5,000,000	[1,2,3]	SMART ABS Series 2012-2US Trust, Class A4B, 1.499%, 3/14/2018	5,000,000
3,463,200	[1,2,3]	SMART Series 2011-2US Trust, Class A2B, 0.999%, 11/14/2013	3,467,134
3,500,000	[1,2,3]	SMART Series 2012-1US Trust, Class A3B, 1.149%, 5/14/2016	3,551,100
6,000,000	[1]	Santander Drive Auto Receivables Trust 2012-4, Class B, 1.83%, 3/15/2017	6,022,410
1,002,603		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	1,013,068
3,959		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	3,964
5,500,000	[1,2,3]	Volkswagen Credit Auto Master Trust 2011-1A, Note, 0.927%, 9/20/2016	5,555,152
4,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class A4, 1.78%, 9/15/2016	4,071,660
4,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class B, 2.10%, 12/15/2016	4,071,420
2,500,000		World Omni Automobile Lease Securitization Trust 2012-A, Class B, 1.49%, 2/15/2018	2,509,888
		TOTAL	253,334,751
		Credit Card—7.4%
4,990,000	[1,2,3]	ARRAN Cards Funding PLC 2012-1A, Class A1, 0.949%, 7/15/2015	4,990,549
6,000,000	[1]	American Express Issuance Trust 2005-2, Class B, 0.529%, 8/15/2013	6,001,732
10,000,000	[1]	Bank of America Credit Card Trust 2006-C5, Class C5, 0.649%, 1/15/2016	9,924,748
10,000,000	[1]	Bank of America Credit Card Trust 2008-C5, Class C5, 4.999%, 3/15/2016	10,399,648
3,799,000		Bank One Issuance Trust 2003-C3, Class C3, 4.77%, 2/16/2016	3,904,486
2,600,000	[1]	Citibank Credit Card Issuance Trust 2007-B5, Class B5, 0.866%, 11/7/2014	2,601,482
12,750,000	[1,2,3]	Citibank Omni Master Trust 2009-A14, Class A14, 2.999%, 8/15/2018	13,373,372
7,000,000	[1]	Golden Credit Card Trust 2012-3A, Class A, 0.697%, 7/17/2017	7,004,095
8,000,000	[1,2,3]	Gracechurch Card PLC 2010-1A, Class A, 0.849%, 11/15/2014	8,004,608
8,000,000	[1,2,3]	Gracechurch Card PLC 2011-5A, Class A, 0.799%, 4/15/2015	7,999,480
2,000,000	[1]	MBNA Credit Card Master Note Trust 2006-C1, Class C1, 0.669%, 7/15/2015	1,998,369
10,000,000	[1,2,3]	Penarth Master Issuer PLC, Class A1, 0.818%, 3/18/2014	10,003,100
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC 2011-1 Class A, 0.999%, 9/15/2016	6,969,480
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 1.099%, 6/17/2019	7,007,000
		TOTAL	100,182,149
		Equipment Lease—4.1%
293,127	[2,3]	CIT Equipment Collateral 2010-VT1, Class A3, 2.41%, 5/15/2013	293,548
3,000,000	[2,3]	CIT Equipment Collateral 2012-VT1, Class A3, 1.43%, 8/22/2016	3,010,155
4,000,000	[2,3]	CIT Equipment Collateral 2012-VT1, Class B, 2.29%, 8/22/2016	4,056,140
9,820,946	[1,2,3]	CLI Funding LLC 2006-1A A, Class A, 0.428%, 8/18/2021	9,466,787

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
		Equipment Lease—continued
$3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 9/15/2016	$3,112,783
3,500,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	3,607,747
6,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-1, Class A, 0.817%, 2/20/2017	6,016,105
4,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.736%, 6/20/2017	4,000,000
2,193,764	[2,3]	GE Equipment Midticket LLC Series 2010-1, Class A3, 0.94%, 7/14/2014	2,197,614
2,946,770		GE Equipment Transportation LLC, Series 2011-1, Class A2, 0.77%, 10/21/2013	2,950,556
277,392	[2,3]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	277,693
5,000,000	[2,3]	Great America Leasing Receivables 2009-1, Class A4, 3.19%, 12/15/2013	5,047,164
1,500,000	[2,3]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	1,532,432
3,100,000	[2,3]	Great America Leasing Receivables 2011-1, Class C, 3.38%, 1/15/2018	3,181,269
2,000,000	[2,3]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,032,841
2,800,000	[2,3]	MMAF Equipment Finance LLC 2011-AA, Class A3, 1.00%, 9/15/2015	2,804,774
2,500,000	[2,3]	Volvo Financial Equipment LLC 2010-1A, Class B, 2.99%, 5/15/2017	2,510,287
		TOTAL	56,097,895
		Home Equity Loan—0.8%
3,533	[1,2,3]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	2,981
755,929	[1]	Asset-Backed Funding Certificate 2005-OPT1, Class A2C, 0.606%, 7/25/2035	691,651
380,704	[1]	Carrington Mortgage Loan Trust, Class A2, 0.346%, 5/25/2036	381,778
17,363	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.729%, 1/15/2028	14,007
71,742	[1]	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FF12, Class A2B, 0.506%, 11/25/2036	57,123
543,695	[1]	GSAMP Trust 2004-SEA2, Class A1, 0.616%, 3/25/2034	542,290
2,469,944		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,651,072
832,363	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.266%, 11/25/2034	708,896
328,248	[1,2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	27,973
18,056		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	18,116
560,686	[1]	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	543,521
140,037	[1,2,3]	Quest Trust 2004—X1, Class A, 0.576%, 3/25/2034	126,020
3,157,069	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	2,981,830
399,766		Residential Asset Mortgage Products 2004-RS12, Class AI4, 4.62%, 3/25/2033	404,924
812,148	[1]	Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.366%, 1/25/2037	814,683
212,577	[1]	Structured Asset Securities Corp. 2006-WF1, Class A4, 0.416%, 2/25/2036	205,803
920,881	[1]	Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.396%, 5/25/2036	922,067
		TOTAL	10,094,735
		Manufactured Housing—0.0%
284,592		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	291,931
		Other—6.9%
4,284,213	[1,2,3]	ACS Pass Through Trust 2007-1A, Class G1, 0.506%, 6/14/2037	3,772,785
3,974,665	[1,2,3]	Aircraft Lease Securitization Ltd. 2007-1A, Class G3, 0.506%, 5/10/2032	3,741,154
4,309,124	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.251%, 2/25/2043	4,303,496
2,000,000	[1,2,3]	CNH Wholesale Master Note Trust, Class A, 1.049%, 12/15/2015	2,002,058
1,500,000	[1,2,3]	CNH Wholesale Master Note Trust, Class B, 1.899%, 12/15/2015	1,500,457
3,935,098	[1]	Educational Funding of the South, Inc. 2011-1, Class A1, 1.001%, 10/25/2021	3,937,258
11,500,000	[2,3]	Enterprise Fleet Financing, LLC 2012-1, Class A2, 1.14%, 11/20/2017	11,549,622
5,000,000	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.410%, 10/25/2025	4,990,800
2,000,000	[1,2,3]	PFS Financing Corp. 2012-AA, Class A, 1.449%, 2/15/2016	2,001,885
637,239	[1]	SLM Student Loan Trust 2006-C, Class A2, 0.518%, 9/15/2020	637,206
2,579,065	[1,2,3]	SLM Student Loan Trust 2010-C, Class A1, 1.899%, 12/15/2017	2,585,119
4,421,115	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.846%, 11/25/2027	4,445,551
3,893,344	[1,2,3]	SLM Student Loan Trust 2011-A, Class A1, 1.249%, 10/15/2024	3,901,726

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
		Other—continued
$1,770,709	[1,2,3]	SLM Student Loan Trust 2012-A, Class A1, 1.649%, 8/15/2025	$1,787,891
7,104,413	[1,2,3]	SLM Student Loan Trust 2012-B, Class A1, 1.349%, 12/15/2021	7,132,171
7,547,767	[1,2,3]	SLM Student Loan Trust 2012-C, Class A1, 1.349%, 8/15/2023	7,565,252
3,772,029	[2,3]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	3,935,990
2,439,788	[2,3]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	2,494,549
2,681,414	[2,3]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	2,751,700
3,280,516	[2,3]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	3,323,402
9,750,000	[2,3]	Textainer Marine Containers Ltd. 2012-1A, Class A, 4.25%, 4/15/2027	10,096,144
4,916,667	[2,3]	Triton Container Finance LLC, Class A, 4.21%, 5/14/2027	5,039,719
		TOTAL	93,495,935
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $509,911,323)	513,497,396
		Collateralized Mortgage Obligations—14.5%
		Commercial Mortgage—3.7%
5,529,008		Bank of America Commercial Mortgage, Inc., Class A3, 5.449%, 1/15/2049	5,976,182
648,156		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	657,719
3,855,497	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	4,060,488
2,334,311	[1]	Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A1, 1.156%, 12/10/2044	2,349,867
6,306,335	[2,3]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	6,773,751
4,793,346		Federal Home Loan Mortgage Corp., Class A1, 1.031%, 5/15/2045	4,812,938
5,000,000	[1,2,3]	Federal Home Loan Mortgage Corp., Class AFL, 1.449%, 6/15/2045	5,008,860
193,989		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	3,980
4,020,967	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	4,329,020
5,259,516	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,606,115
2,254,738	[2,3]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	2,310,571
282,641	[1]	Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.657%, 6/11/2042	284,575
7,481,000		WF-RBS Commercial Mortgage Trust 2011-C5, Class A2, 2.684%, 11/15/2044	7,882,598
		TOTAL	50,056,664
		Federal Home Loan Mortgage Corporation—1.5%
2,326		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	2,488
12,017		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	12,285
41,423		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	43,996
61,395		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	68,648
49,115		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	52,783
448,495	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.599%, 2/15/2018	450,152
75,593		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	77,698
160,901		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	167,044
166,113		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	177,471
213,349		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	232,519
3,550,097	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 0.549%, 2/15/2036	3,551,186
528,465	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.709%, 2/15/2034	530,884
2,607,361	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.649%, 7/15/2036	2,614,879
1,212,223	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.999%, 7/15/2036	1,226,773
9,072,247		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	9,482,762
1,948,960	[1]	Federal Home Loan Mortgage Corp. REMIC MS 1128 F, 1.159%, 7/15/2037	1,986,797
207,531	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	232,688
		TOTAL	20,911,053
		Federal National Mortgage Association—2.8%
94,450		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	111,137
2,891		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	3,323

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—continued
		Federal National Mortgage Association—continued
$68,243		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	$77,275
63,244	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	75,119
4,479	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	4,646
18,122		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	20,244
7,875		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	7,908
432,145		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	487,959
33,298		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	35,677
180,311	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.746%, 9/25/2032	181,909
58,713		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	61,966
11,883	[1]	Federal National Mortgage Association REMIC 2003-47 FP, 0.596%, 9/25/2032	11,889
98,405		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	101,424
1,342,432	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.676%, 6/25/2036	1,347,904
6,777,898	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 0.696%, 7/25/2037	6,822,419
1,213,547	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.246%, 6/25/2037	1,240,106
1,585,633	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 1.046%, 5/25/2039	1,605,651
457,865	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 0.746%, 8/25/2039	460,733
1,756,640	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.096%, 4/25/2037	1,787,708
3,536,123	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 0.786%, 7/25/2037	3,562,489
10,679,541	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 0.696%, 3/25/2041	10,696,466
9,113,863	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 0.646%, 2/25/2042	9,135,749
118,051		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	130,281
102,735		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	117,394
		TOTAL	38,087,376
		Government Agency—0.4%
2,969,372		NCUA Guaranteed Notes 2010-C1, Class A1, 1.60%, 10/29/2020	3,020,148
1,665,208	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 0.696%, 1/8/2020	1,668,395
		TOTAL	4,688,543
		Non-Agency Mortgage—6.1%
321,713	[1]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	330,372
5,000,000	[1,2,3]	Arkle Master Issuer PLC 2010-2A, Class 1A1, 1.866%, 5/17/2060	5,039,438
5,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 2A1, 2.166%, 5/17/2060	5,007,713
3,013,916	[1,2,3]	Arran Residential Mortgages Funding Series 2011-1A, Class A1C, 1.667%, 11/19/2047	3,021,195
25,076	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 3.011%, 3/25/2033	22,203
147,998	[1,2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.624%, 2/3/2029	49,232
442,130	[1]	Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	424,143
64,980		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	68,062
4,883,966	[1,2,3]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 6/25/2042	4,907,428
13,277,104	[1,2,3]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.855%, 10/18/2054	13,330,435
87,174	[1,2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	61,458
6,000,000	[1,2,3]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.855%, 10/15/2054	6,025,206
4,000,000	[1,2,3]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.805%, 10/15/2054	4,010,195
4,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A2, 2.105%, 10/15/2054	4,040,790
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.516%, 2/25/2037	204,678
5,000,000	[1,2,3]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.847%, 12/22/2054	5,042,750
4,000,000	[1,2,3]	Permanent Master Issuer PLC 2011-1A, Class 1A1, 1.855%, 7/15/2042	4,029,182
4,750,000	[1,2,3]	Permanent Master Issuer Trust 2010-1, Class 1A, 1.605%, 7/15/2042	4,757,678
373,027	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 3.318%, 9/25/2034	314,405
135,209		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	142,983
17,262	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.033%, 1/28/2027	14,751

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—continued
		Non-Agency Mortgage—continued
$825,328	[1]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.75%, 2/25/2040	$824,922
3,971,313	[1]	Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	4,103,978
3,654,173	[1]	Sequoia Mortgage Trust 2011-2, Class A1, 3.90%, 9/25/2041	3,750,819
1,588,957	[1]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,606,771
9,000,000	[1,2,3]	Silverstone Master Issuer 2010-1A, Class A1, 1.853%, 1/21/2055	9,043,912
1,000,000	[1,2,3]	Silverstone Master Issuer 2012-1A, Class 1A, 2.003%, 1/21/2055	1,006,707
383,455		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	443,467
995,537	[1]	Washington Mutual 2006-AR15, Class 1A, 0.987%, 11/25/2046	710,015
1,033,598	[1]	Washington Mutual 2006-AR17, Class 1A, 0.967%, 12/25/2046	684,708
94,576	[1]	Wells Fargo Mortgage-Backed Securities Trust 2004-I, Class 1A1, 2.713%, 7/25/2034	91,334
		TOTAL	83,110,930
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $196,716,369)	196,854,566
		Corporate Bonds—31.9%
		Basic Industry - Chemicals—0.9%
5,000,000		Dow Chemical Co., Sr. Unsecd. Note, 5.90%, 2/15/2015	5,595,960
417,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	425,471
3,500,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	3,625,727
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,063,153
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,029,686
		TOTAL	11,739,997
		Basic Industry - Metals & Mining—2.3%
7,000,000		Alcan, Inc., 5.00%, 6/1/2015	7,775,558
4,000,000	[2,3]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.15%, 9/27/2013	4,034,348
2,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	2,116,976
1,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	1,028,174
2,000,000		ArcelorMittal, Sr. Unsecd. Note, 9.00%, 2/15/2015	2,259,482
2,000,000		Barrick Gold Financeco LLC, Company Guarantee, 6.125%, 9/15/2013	2,117,350
4,000,000	[2,3]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	4,238,488
7,000,000	[2,3]	Xstrata Finance (Canada) Ltd., Series 144A, 2.85%, 11/10/2014	7,191,940
		TOTAL	30,762,316
		Capital Goods - Aerospace & Defense—0.4%
3,585,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	3,601,713
1,500,000		Raytheon Co., Sr. Unsecd. Note, 1.40%, 12/15/2014	1,527,300
		TOTAL	5,129,013
		Capital Goods - Diversified Manufacturing—0.8%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,547,172
2,500,000	[1]	General Electric Capital Corp., Floating Rate Note, Series MTN, 0.596%, 11/1/2012	2,501,863
2,000,000	[2,3]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,115,276
1,000,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,133,853
2,000,000		Textron Financial Corp., 5.40%, 4/28/2013	2,051,104
		TOTAL	10,349,268
		Communications - Media & Cable—1.0%
1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,155,024
4,530,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	4,835,268
7,000,000		NBCUniversal Media LLC, 3.65%, 4/30/2015	7,487,571
		TOTAL	13,477,863
		Communications - Media Noncable—0.1%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,559,547

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Communications - Telecom Wireless—0.9%
$7,250,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	$7,755,615
3,000,000	[2,3]	SBA Tower Trust, Series 144A, 4.254%, 4/15/2015	3,139,978
1,000,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,107,005
		TOTAL	12,002,598
		Communications - Telecom Wirelines—0.9%
5,500,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,900,130
2,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	2,084,874
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,607,358
2,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	2,045,000
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,010,120
		TOTAL	12,647,482
		Consumer Cyclical - Automotive—1.8%
6,000,000	[1,2,3]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 1.071%, 3/28/2014	5,993,880
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,341,372
3,000,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	3,132,693
2,000,000	[2,3]	Nissan Motor Acceptance Corp., Note, Series 144A, 3.25%, 1/30/2013	2,019,196
6,700,000	[2,3]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 1.625%, 3/22/2015	6,772,769
5,000,000	[2,3]	Volkswagen International Finance NV, Sr. Unsecd. Note, Series 144A, 1.625%, 8/12/2013	5,046,935
		TOTAL	24,306,845
		Consumer Cyclical - Entertainment—0.4%
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.875%, 12/1/2014	5,055,670
		Consumer Cyclical - Retailers—0.1%
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	683,714
1,000,000		Wal-Mart Stores, Inc., Note, 4.55%, 5/1/2013	1,032,080
		TOTAL	1,715,794
		Consumer Cyclical - Services—0.1%
2,000,000		eBay, Inc., Sr. Unsecd. Note, 0.875%, 10/15/2013	2,014,390
		Consumer Non-Cyclical - Food/Beverage—2.2%
1,000,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	1,102,247
2,500,000		Bottling Group LLC, Company Guarantee, 4.625%, 11/15/2012	2,529,907
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,101,246
3,920,000		Coca-Cola Enterprises, Inc., 7.375%, 3/3/2014	4,332,972
700,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	705,046
1,500,000		General Mills, Inc., 5.65%, 9/10/2012	1,507,814
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,533,238
2,000,000	[2,3]	Kraft Foods Group, Inc., Sr. Unsecd. Note, Series 144A, 1.625%, 6/4/2015	2,035,140
1,425,000	[2,3]	Miller Brewing Co., Note, Series 144A, 5.50%, 8/15/2013	1,488,799
7,000,000	[2,3]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	7,231,574
4,600,000	[2,3]	SABMiller PLC, Note, Series 144A, 6.50%, 7/1/2016	5,410,377
1,250,000		The Coca-Cola Co., Sr. Unsecd. Note, 3.625%, 3/15/2014	1,314,394
		TOTAL	30,292,754
		Consumer Non-Cyclical - Health Care—0.1%
500,000		Boston Scientific Corp., 4.50%, 1/15/2015	535,510
1,000,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,011,585
		TOTAL	1,547,095
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,590,986
		Consumer Non-Cyclical - Products—0.1%
900,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	958,887

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Non-Cyclical - Supermarkets—0.1%
$1,170,000		Kroger Co., 5.00%, 4/15/2013	$1,203,433
		Consumer Non-Cyclical - Tobacco—0.3%
1,250,000		Altria Group, Inc., Company Guarantee, 7.75%, 2/6/2014	1,376,315
2,000,000		Altria Group, Inc., Company Guarantee, 8.50%, 11/10/2013	2,190,872
		TOTAL	3,567,187
		Credit Card—0.5%
4,500,000	[1]	BA Credit Card Trust, Series B4, 5.45%, 9/18/2013	7,219,828
		Energy - Independent—0.3%
3,500,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.15%, 2/1/2013	3,579,191
		Energy - Integrated—2.4%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,370,875
3,800,000	[2,3]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 3.125%, 4/28/2016	3,937,678
10,000,000		Hess Corp., 7.00%, 2/15/2014	10,927,760
2,900,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	2,972,604
4,000,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	4,534,192
3,000,000		Shell International Finance B.V., Company Guarantee, 3.10%, 6/28/2015	3,223,143
2,000,000		Statoil ASA, 2.90%, 10/15/2014	2,099,746
		TOTAL	33,065,998
		Energy - Oil Field Services—0.6%
1,250,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,329,114
2,000,000	[1,2,3]	Schlumberger Investment SA, Floating Rate Note—Sr. Note, Series 144A, 1.018%, 9/12/2014	2,013,360
5,000,000	[2,3]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	5,013,050
		TOTAL	8,355,524
		Financial Institution - Banking—6.0%
1,200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,294,298
8,650,000		Bank of America Corp., Note, 4.50%, 4/1/2015	9,093,598
6,333,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	6,987,839
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,028,521
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 5.30%, 10/17/2012	2,019,126
5,500,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	5,791,979
2,500,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 2.75%, 10/15/2012	2,508,638
5,600,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	5,848,018
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	2,087,742
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	2,023,520
5,000,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	5,230,530
2,000,000		JPMorgan Chase & Co., 5.375%, 10/1/2012	2,016,092
3,000,000	[1]	JPMorgan Chase & Co., Floating Rate Note—Sr. Note, Series MTN, 1.218%, 5/2/2014	3,013,242
3,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, 2.052%, 1/24/2014	2,956,608
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	3,047,727
2,625,000	[2,3]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 2.50%, 11/13/2012	2,639,432
2,000,000	[2,3]	Nordea Bank Sweden AB, Sub. Note, Series 144A, 5.25%, 11/30/2012	2,025,192
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,071,658
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,081,638
2,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	2,133,948
2,000,000		US Bancorp, 4.20%, 5/15/2014	2,132,906
1,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	1,010,082
5,000,000		Wachovia Corp., Sub., 5.25%, 8/1/2014	5,367,675
3,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 1.381%, 6/26/2015	3,012,477
3,000,000		Wells Fargo & Co., Sub. Note, 4.95%, 10/16/2013	3,142,614

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$2,500,000	[2,3]	Westpac Securities NZ Ltd., Company Guarantee, Series 144A, 2.625%, 1/28/2013	$2,527,518
		TOTAL	81,092,618
		Financial Institution - Brokerage—0.3%
1,750,000	[1]	BlackRock, Inc., Floating Rate Note—Sr. Note, 0.767%, 5/24/2013	1,755,954
2,750,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	2,765,807
		TOTAL	4,521,761
		Financial Institution - Finance Noncaptive—1.8%
1,000,000		American Express Credit Corp., Series C, 7.30%, 8/20/2013	1,068,002
1,250,000		American Express Credit Corp., Series MTN, 5.875%, 5/2/2013	1,298,781
2,000,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.125%, 2/11/2013	2,019,024
3,000,000	[1]	General Electric Capital Corp., Floating Rate Note—Sr. Note, 1.310%, 1/7/2014	3,017,304
6,000,000	[1]	General Electric Capital Corp., Floating Rate Note—Sr. Note, Series MTN, 1.152%, 4/24/2014	6,009,066
1,250,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTNA, 5.45%, 1/15/2013	1,278,770
1,000,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	1,018,932
4,000,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	4,186,796
4,000,000		MBNA Corp., Note, 6.125%, 3/1/2013	4,106,300
		TOTAL	24,002,975
		Financial Institution - Insurance - Health—0.2%
1,750,000		Anthem, Inc., 6.80%, 8/1/2012	1,750,000
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 1.365%, 7/15/2027	747,500
		TOTAL	2,497,500
		Financial Institution - Insurance - Life—1.3%
3,580,000		American International Group, Inc., Sr. Unsecd. Note, 3.65%, 1/15/2014	3,669,962
4,000,000	[1]	MetLife, Inc., Floating Rate Note - Sr. Note, 1.716%, 8/6/2013	4,037,472
2,000,000	[1,2,3]	New York Life Global Funding, Floating Rate Note - Sr. Secured Note, Series 144A, 0.721%, 4/4/2014	2,005,668
5,500,000	[2,3]	New York Life Global Funding, Sr. Secd. Note, Series 144A, 1.85%, 12/13/2013	5,597,262
1,000,000		Prudential Financial, Inc., Series MTN, 5.15%, 1/15/2013	1,020,093
800,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 3.625%, 9/17/2012	802,809
		TOTAL	17,133,266
		Financial Institution - Insurance - P&C—0.5%
2,000,000	[1]	Berkshire Hathaway, Inc., Floating Rate Note - Sr. Note, 1.167%, 8/15/2014	2,027,312
4,500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	5,115,343
		TOTAL	7,142,655
		Financial Institution - REITs—0.8%
1,750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.375%, 4/15/2014	1,857,452
5,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.00%, 11/15/2013	5,291,790
1,300,000		Simon Property Group LP, 6.75%, 5/15/2014	1,410,556
2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.30%, 5/30/2013	2,065,540
		TOTAL	10,625,338
		Technology—2.1%
7,850,000	[1]	Cisco Systems, Inc., Floating Rate Note - Sr. Note, 0.718%, 3/14/2014	7,891,315
1,250,000		Dell, Inc., 4.70%, 4/15/2013	1,286,058
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.25%, 9/13/2013	2,005,418
8,184,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.55%, 5/30/2014	8,251,207
5,000,000		Intel Corp., Sr. Unsecd. Note, 1.95%, 10/1/2016	5,256,700
2,000,000		Microsoft Corp., Sr. Note, 0.875%, 9/27/2013	2,016,366
1,000,000		Microsoft Corp., Sr. Note, 1.625%, 9/25/2015	1,039,356
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,291,472
		TOTAL	29,037,892

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Transportation - Services—0.5%
$3,500,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 5.80%, 10/15/2012	$3,532,084
4,000,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.125%, 5/11/2015	4,043,408
		TOTAL	7,575,492
		Utility - Diversified—0.1%
2,000,000		P G & E Corp., 5.75%, 4/1/2014	2,156,638
		Utility - Electric—1.6%
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 1.80%, 3/15/2014	2,032,250
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 3.95%, 9/15/2014	1,062,840
500,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	507,149
1,000,000	[2,3]	Electricite de France SA, Series 144A, 5.50%, 1/26/2014	1,060,719
1,000,000	[2,3]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,001,159
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,139,442
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,253,291
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,092,758
2,280,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	2,399,664
4,000,000	[2,3]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	4,174,664
1,500,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	1,520,454
2,000,000		Public Service Electric & Gas Co., 1st Mtg. Bond, Series G, 0.85%, 8/15/2014	2,012,358
		TOTAL	21,256,748
		Utility - Natural Gas Distributor—0.2%
2,800,000		Atmos Energy Corp., 5.125%, 1/15/2013	2,855,686
		Utility - Natural Gas Pipelines—0.1%
1,000,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,083,703
		TOTAL CORPORATE BONDS (IDENTIFIED COST $425,150,647)	433,123,938
		Mortgage-Backed Securities—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
20,546		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	22,411
24,537		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	27,861
85,357		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	91,951
17,128		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	18,422
		TOTAL	160,645
		Federal National Mortgage Association—0.0%
24,835		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	26,538
10,444		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	10,963
14,393		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	15,672
83,444		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	94,328
		TOTAL	147,501
		Government National Mortgage Association—0.0%
51,031		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	58,901
9,645		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	11,384
256		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	257
		TOTAL	70,542
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $352,041)	378,688
		U.S. Treasury—3.8%
15,000,000		United States Treasury Note, 1.00%, 3/31/2017	15,309,750
10,000,000		United States Treasury Note, 1.75%, 7/31/2015	10,431,484
5,000,000		United States Treasury Note, 2.50%, 3/31/2015	5,296,966

Principal Amount or Shares			Value
		U.S. Treasury—continued
$20,000,000		United States Treasury Note, 2.50%, 4/30/2015	$21,223,124
		TOTAL U.S. TREASURY (IDENTIFIED COST $50,297,976)	52,261,324
		MUTUAL FUNDS—11.2%[5]
819,989		Emerging Markets Fixed Income Core Fund	27,080,143
2,768,991		Federated Bank Loan Core Fund	27,966,805
4,723,470		Federated Mortgage Core Portfolio	48,462,803
18,528,771	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	18,528,771
608,559		Federated Project and Trade Finance Core Fund	5,951,706
3,557,682		High Yield Bond Portfolio	23,551,854
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $148,303,540)	151,542,082
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $1,336,444,237)[7]	1,353,536,696
		OTHER ASSETS AND LIABILITIES - NET—0.4%[8]	5,919,492
		TOTAL NET ASSETS—100%	$1,359,456,188
At July 31, 2012, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
9/17/2012	245,250 Pound Sterling	$378,102	$(6,404)
9/18/2013	4,745,921 Pound Sterling	$7,290,684	$(152,372)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(158,776)
The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $175,357. This is based on amounts held as of each month-end throughout the period.
Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
The average notional amount of credit default swap contracts held by the Fund throughout the period was $2,500,000. This is based on amounts held as of each month-end throughout the period.
1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities amounted to $489,529,846, which represented 36.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, these liquid restricted securities amounted to $489,376,432, which represented 36.0% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.624, 2/3/2029	7/9/1999	$121,150	$49,232
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$87,747	$61,458
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$27,973
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.033%, 1/28/2027	2/4/1998 - 2/5/1998	$51,548	$14,751
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Affiliated holdings.
6	7-Day net yield.

7	At July 31, 2012, the cost of investments for federal tax purposes was $1,336,474,720. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $17,061,976. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,613,843 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,551,867.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable-Rate Mortgages	$—	$5,878,702	$—	$5,878,702
Asset-Backed Securities	—	497,908,342[2]	15,589,054	513,497,396
Collateralized Mortgage Obligations	—	196,729,125	125,441	196,854,566
Corporate Bonds	—	433,123,938	—	433,123,938
Mortgage-Backed Securities	—	378,688	—	378,688
U.S. Treasury	—	52,261,324	—	52,261,324
Mutual Funds	145,590,376	5,951,706	—	151,542,082
TOTAL SECURITIES	$145,590,376	$1,192,231,825	$15,714,495	$1,353,536,696
OTHER FINANCIAL INSTRUTMENTS[3]	$—	$(158,776)	$—	$(158,776)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $15,010,800 of asset-backed securities transferred from Level 3 to Level 2 because observable market data was obtained for securities. These transfers represent the value of the securities at the beginning of the period.
3	Other financial instruments include foreign exchange contracts.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Securities	Investments in Collateralized Mortgage Obligations
Balance as of May 1, 2012	$25,557,905	$132,279
Realized gain (loss)	6,017	625
Change in unrealized appreciation	44,813	4,792
Purchases	12,000,000	—
Sales	(7,008,881)	(12,255)
Transfers out of Level 3	(15,010,800)	—
Balance as of July 31, 2012	$15,589,054	$125,441
The total change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2012.	$47,001	$4,792
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
13

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 24, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date September 24, 2012